Quarterly Holdings Report
for
Strategic Advisers® Emerging Markets Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2024
SAE-NPRT1-0724
1.918363.113
Common Stocks - 55.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 0.2%
Emirates Integrated Telecommunications Co.	18,464	29,055
Indus Towers Ltd. (a)	685,656	2,860,203
KT Corp.	212,860	5,690,565
LG Uplus Corp.	440,161	3,077,859
Magyar Telekom PLC	41,531	113,561
Ooredoo QSC	401,066	1,038,189
PT Telkom Indonesia Persero Tbk	17,810,893	3,176,917
Saudi Telecom Co.	45,269	434,501
		16,420,850
Entertainment - 0.6%
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	2,053,986	4,118,325
Com2uS Corp.	2,100	61,311
FriendTimes, Inc.	125,932	12,722
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	86,017	2,197,417
Gravity Co. Ltd. ADR (a)	279	21,037
IGG, Inc. (a)	421,000	165,184
International Games Systems Co. Ltd.	152,000	4,748,409
iQIYI, Inc. ADR (a)(b)	663,986	3,074,255
Kingnet Network Co. Ltd. (A Shares)	1,228,500	1,845,698
Kingsoft Corp. Ltd.	254,200	816,063
Mgame Corp.	34,930	140,332
NetDragon WebSoft, Inc.	85,000	127,721
NetEase, Inc.	908,569	16,157,791
NetEase, Inc. ADR	145,906	12,990,011
Perfect World Co. Ltd. (A Shares)	695,373	887,251
Sea Ltd. ADR (a)	107,603	7,265,355
Tencent Music Entertainment Group ADR (a)	422,691	6,107,885
UserJoy Technology Co. Ltd.	19,950	54,613
Webzen, Inc.	11,695	138,287
		60,929,667
Interactive Media & Services - 3.9%
Autohome, Inc. ADR Class A	163,243	4,636,101
Baidu, Inc.:
Class A (a)	258,050	3,127,051
sponsored ADR (a)	29,659	2,882,855
Focus Technology Co. Ltd. (A Shares)	261,600	1,068,183
Hello Group, Inc. ADR	234,907	1,324,875
JOYY, Inc. ADR	39,740	1,186,636
Kanzhun Ltd. ADR	268,966	5,715,528
Kuaishou Technology Class B (a)(c)	2,950,500	21,068,269
NAVER Corp.	63,573	7,880,379
SOOP Co. Ltd.	26,533	2,138,238
Tencent Holdings Ltd.	7,239,085	335,847,164
Tongdao Liepin Group (a)	196,000	66,323
VTEX (a)	51,772	355,156
Weibo Corp. sponsored ADR (b)	163,046	1,442,957
Yalla Group Ltd. ADR (a)(b)	33,620	158,014
Yandex NV Series A (a)(d)	204,900	2,376,840
		391,274,569
Media - 0.1%
Central China Land Media Co. Ltd. (A Shares) (a)	430,300	621,526
Changjiang Publishing & Media Co. Ltd. (A Shares)	303,860	331,480
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)	1,657,241	3,556,257
Jagran Prakashan Ltd. (a)	30,888	33,679
Korea Business News Co. Ltd.	6,677	28,548
Media Prima Bhd	265,300	25,363
PT Media Nusantara Citra Tbk	3,989,800	75,622
Shandong Publishing & Media Co. Ltd. (A Shares)	1,516,200	2,631,772
Time Publishing & Media Co. Ltd. (A Shares)	135,660	144,806
Woongjin Holdings Co. Ltd. (a)	19,424	30,955
Xiamen Jihong Technology Co. Ltd.	188,700	347,864
Xinhua Winshare Publishing and Media Co. Ltd.	18,795	22,611
Zhejiang Publishing & Media Co. Ltd. (a)	791,700	944,563
		8,795,046
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV Series L	5,084,500	4,710,950
Bharti Airtel Ltd.	2,286,932	37,615,681
Etihad Etisalat Co.	374,287	4,665,240
Far EasTone Telecommunications Co. Ltd.	437,000	1,124,400
Mobile Telecommunication Co.	729,951	1,065,726
MTN Group Ltd.	3,616,584	15,798,610
National Mobile Telecommunications Co.	1,531	5,209
SK Telecom Co. Ltd.	15,497	572,601
TIM SA	318,900	963,217
		66,521,634
TOTAL COMMUNICATION SERVICES		543,941,766
CONSUMER DISCRETIONARY - 8.3%
Automobile Components - 0.3%
FIEM Industries Ltd.	6,622	93,939
Fras-Le SA	16,700	55,689
Fuyao Glass Industries Group Co. Ltd. (A Shares)	2,992,328	19,106,604
Hankook Tire Co. Ltd.	66,796	2,119,271
HDC Hyundai Engineering Plastics Co. Ltd.	9,827	29,739
Huayu Automotive Systems Co. Ltd. (A Shares)	421,200	934,675
Hyundai Mobis	37,680	5,882,419
JK Tyre & Industries Ltd.	319,812	1,552,895
Kumho Tire Co., Inc. (a)	33,596	174,131
MAHLE Metal Leve SA	47,165	283,301
Ningbo Hengshuai Co. Ltd.	23,800	275,934
Pecca Group Bhd	355,500	111,778
Pha Co. Ltd.	10,325	90,470
PT Gadjah Tunggal Tbk (a)	2,245,700	145,798
Seoyon Co. Ltd.	15,754	104,874
Sjg Sejong	11,274	47,204
Thai Stanley Electric PCL NVDR	4,000	23,887
Yoosung Enterprise Co. Ltd.	12,624	24,019
		31,056,627
Automobiles - 1.2%
Bajaj Auto Ltd.	36,310	3,952,423
Brilliance China Automotive Holdings Ltd.	4,000,000	3,157,137
BYD Co. Ltd. (H Shares)	373,373	10,476,577
Eicher Motors Ltd.	65,441	3,711,521
Hyundai Motor Co. Ltd.	164,300	30,188,379
Kia Corp.	347,323	29,684,255
Loncin Motor Co. Ltd. (A Shares)	1,947,700	1,968,746
Mahindra & Mahindra Ltd.	822,248	24,691,725
Maruti Suzuki India Ltd.	6,918	1,027,784
SAIC Motor Corp. Ltd. (A Shares)	979,500	1,903,071
Tata Motors Ltd.	374,768	4,144,655
		114,906,273
Broadline Retail - 2.8%
Alibaba Group Holding Ltd.	11,068,452	108,078,312
Alibaba Group Holding Ltd. sponsored ADR	168,388	13,191,516
Echo Marketing, Inc.	9,854	97,577
El Puerto de Liverpool S.A.B. Dcv Series C (b)	158,048	1,193,290
JD.com, Inc.:
Class A	96,200	1,426,025
sponsored ADR	356,479	10,558,908
MercadoLibre, Inc. (a)	8,100	13,977,198
MINISO Group Holding Ltd. ADR (b)	95,153	2,139,991
Naspers Ltd. Class N	92,725	18,403,481
Ozon Holdings PLC ADR (a)(b)(d)	52,200	1,305,000
PDD Holdings, Inc. ADR (a)	580,540	86,953,281
Prosus NV	132,531	4,811,754
Savezon I&C Corp.	11,337	19,053
Shinsegae Co. Ltd.	5,504	650,495
Vipshop Holdings Ltd. ADR	940,199	15,108,998
		277,914,879
Diversified Consumer Services - 0.4%
Human Soft Holding Co. KSCC	34,023	286,509
Multicampus Co. Ltd.	955	23,566
New Oriental Education & Technology Group, Inc. (a)	2,385,695	19,019,358
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	243,993	19,502,360
TAL Education Group ADR (a)	133,377	1,515,163
Zhejiang Yasha Decoration Co. Ltd. (A Shares) (a)	554,200	285,451
		40,632,407
Hotels, Restaurants & Leisure - 2.0%
Arcos Dorados Holdings, Inc. Class A (b)	323,365	3,123,706
Atour Lifestyle Holdings Ltd. ADR	40,820	727,004
DOUBLEUGAMES Co. Ltd.	4,925	157,737
EIH Associated Hotels	4,034	34,716
EIH Ltd.	25,995	134,430
Famous Brands Ltd.	971	2,578
Gourmet Master Co. Ltd.	44,000	123,180
H World Group Ltd. ADR	229,087	8,528,909
Hana Tour Service, Inc.	1,288	53,381
HJ Magnolia Yongpyong Hotel & Resort Corp. (a)	9,677	21,954
Jiumaojiu International Holdings Ltd. (c)	1,731,000	1,065,820
Jollibee Food Corp.	625,250	2,309,535
Las Vegas Sands Corp.	137,352	6,184,961
Leejam Sports Co. JSC	10,656	559,691
MakeMyTrip Ltd. (a)(b)	99,574	7,526,799
Meituan Class B (a)(c)	5,808,245	79,144,219
MK Restaurants Group PCL NVDR unit	29,200	26,156
OPAP SA	241,297	3,835,776
Shangri-La Asia Ltd.	8,040,000	5,658,154
The Indian Hotels Co. Ltd.	112,966	754,465
Tongcheng Travel Holdings Ltd.	2,906,000	6,653,493
Trip.com Group Ltd. (a)	29,850	1,525,605
Trip.com Group Ltd. ADR (a)	892,097	45,951,916
Wonderla Holidays Ltd.	9,374	94,768
Wowprime Corp.	162,685	1,175,546
Yum China Holdings, Inc.	326,721	11,683,543
Zomato Ltd. (a)	7,012,427	15,052,526
		202,110,568
Household Durables - 0.7%
Changhong Meiling Co. Ltd. (A Shares)	1,816,592	2,375,548
Cury Construtora e Incorporado SA	121,500	426,450
Daewon Co. Ltd. (a)	1,538	5,179
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	102,300	574,945
Guangdong Vanward New Electric Co. Ltd. (A Shares) (a)	1,404,105	2,196,777
Haier Smart Home Co. Ltd.	2,604,600	9,462,489
Haier Smart Home Co. Ltd. (A Shares)	7,233,459	29,506,180
Hisense Home Appliances Group Co. Ltd. (H Shares)	224,365	1,022,016
LG Electronics, Inc.	94,513	7,198,247
Man Wah Holdings Ltd.	1,017,200	846,704
Midea Group Co. Ltd. (A Shares)	1,706,555	15,261,021
MotoMotion China Corp. (A Shares)	47,060	300,227
Skyworth Group Ltd.	2,109,457	754,352
TCL Electronics Holdings Ltd.	591,000	429,414
Vatti Corp. Ltd. (A Shares)	856,200	935,208
Viomi Technology Co. Ltd. ADR Class A (a)	71,922	57,552
Ya Horng Electronic Co. Ltd.	13,000	25,657
Zhejiang Meida Industal Co. Ltd. (A Shares)	343,100	427,350
Zhejiang Supor Cookware Co. Ltd.	167,600	1,228,230
Zhiou Home Furnishing Technology Co. Ltd.	59,100	201,740
		73,235,286
Leisure Products - 0.0%
Xiamen Comfort Science & Technology Group Co. Ltd. (A Shares)	521,100	467,725
Specialty Retail - 0.2%
Abdullah Saad Mohammed Abo Moati Stationaries Co.	4,025	30,048
Beijing Caishikou Department Store Co. Ltd. (A Shares)	283,900	559,822
C&A Modas SA (a)	76,500	140,007
China Harmony Auto Holding Ltd.	410,110	26,639
Dogus Otomotiv Servis ve Ticaret A/S	183,959	1,729,794
EEKA Fashion Holdings Ltd.	65,065	94,843
Foschini Group Ltd./The	466,169	2,357,522
Grand Baoxin Auto Group Ltd. (a)	209,460	4,931
Index Living Mall PCL NVDR	230,500	126,387
Lewis Group Ltd.	7,250	18,163
Lojas Renner SA	1,544,637	3,859,460
LOTTE Hi-Mart Co. Ltd.	3,717	25,109
Pepkor Holdings Ltd. (c)	3,052,845	2,759,505
Pou Sheng International (Holdings) Ltd.	265,273	22,147
SSI Group, Inc.	124,000	7,514
Trent Ltd.	46,622	2,546,824
United Electronics Co.	42,662	1,012,323
Vibra Energia SA	1,354,500	5,556,367
Zhongsheng Group Holdings Ltd. Class H	1,615,000	2,930,353
		23,807,758
Textiles, Apparel & Luxury Goods - 0.7%
Anta Sports Products Ltd.	1,274,476	13,653,079
Arezzo Industria e Comercio SA	553,564	5,207,881
Arvind Ltd.	81,229	367,265
Baiksan Co. Ltd.	7,622	74,742
Baoxiniao Holding Co. Ltd. (A Shares)	1,804,400	1,397,823
Bosideng International Holdings Ltd.	544,000	314,770
Cabbeen Fashion Ltd.	75,881	7,223
CCC SA (a)	3,811	129,628
CECEP COSTIN New Materials Group Ltd. (a)(d)	741,000	1
Century Enka Ltd.	5,958	43,022
ECLAT Textile Co. Ltd.	883,106	13,216,383
Guangdong CHJ Industry Co. Ltd. (A Shares)	179,200	143,523
Joeone Co. Ltd.	62,100	87,897
Kddl Ltd.	299	9,015
Kewal Kiran Clothing Ltd.	11,290	92,068
LF Corp.	4,141	45,164
Li Ning Co. Ltd.	3,924,165	10,304,651
Mavi Jeans Class B (c)	399,175	1,182,415
Pearl Global Industries Ltd.	1,741	13,323
Pou Chen Corp.	1,504,000	1,739,513
Sabina Public Co. Ltd. NVDR	10,600	7,078
Samsonite International SA (c)	1,896,900	6,028,894
Shenzhen Fuanna Bedding & Furnishing Co. Ltd. (A Shares) (a)	601,600	939,565
Shenzhou International Group Holdings Ltd.	1,171,288	11,797,797
Shinsung Tongsang Co. Ltd.	20,237	27,158
Sutlej Textiles & Industries Ltd.	10,634	6,683
Titan Co. Ltd.	38,524	1,496,426
Vardhman Textiles Ltd.	32,552	176,315
Welspun India Ltd.	65,932	107,715
Youngone Corp.	32,350	795,551
Zhejiang Semir Garment Co. Ltd. (A Shares)	1,902,800	1,673,744
Zhejiang Xinao Textiles, Inc. (A Shares)	297,500	312,217
		71,398,529
TOTAL CONSUMER DISCRETIONARY		835,530,052
CONSUMER STAPLES - 2.7%
Beverages - 1.0%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	224,970	1,389,339
Becle S.A.B. de CV (b)	898,871	1,659,307
Budweiser Brewing Co. APAC Ltd. (c)	1,391,900	1,767,103
China Resources Beer Holdings Co. Ltd.	1,385,693	5,576,592
Eastroc Beverage Group Co. Ltd.	29,800	880,492
Fomento Economico Mexicano S.A.B. de CV:
unit	615,087	7,052,664
sponsored ADR	177,686	20,366,369
Fraser & Neave Holdings Bhd	17,600	121,970
Haad Thip Co. Ltd. NVDR	178,600	78,537
Kweichow Moutai Co. Ltd. (A Shares)	200,689	45,683,127
Nongfu Spring Co. Ltd. (H Shares) (c)	386,400	2,057,417
Power Root Bhd	6,300	2,289
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	23,394	779,633
Tsingtao Brewery Co. Ltd. (H Shares)	1,361,000	9,654,972
Varun Beverages Ltd.	219,234	3,747,962
Wuliangye Yibin Co. Ltd. (A Shares)	140,400	2,844,158
		103,661,931
Consumer Staples Distribution & Retail - 1.1%
Al-Dawaa Medical Services Co.	18,736	449,081
Almunajem Foods Co.	50,877	1,443,281
BBB Foods, Inc. (b)	257,629	7,017,814
BGF Retail Co. Ltd.	23,560	1,987,905
Bid Corp. Ltd.	275,266	6,093,512
BinDawood Holding Co.	205,239	419,704
Chengdu Hongqi Chain Co. Ltd. (A Shares)	410,200	288,883
Clicks Group Ltd.	192,547	3,031,552
CP ALL PCL (For. Reg.)	1,200	1,873
Jeronimo Martins SGPS SA	192,709	4,323,378
PT Sumber Alfaria Trijaya Tbk	10,690,900	1,743,439
PUREGOLD Price Club, Inc.	8,146,025	3,503,966
Raia Drogasil SA	4,448,540	21,239,197
Saudi Marketing Co.	22,945	130,915
Shoprite Holdings Ltd.	1,292,761	17,183,364
Wal-Mart de Mexico SA de CV Series V	9,910,541	37,261,274
Yifeng Pharmacy Chain Co. Ltd.	1,201,129	7,473,728
		113,592,866
Food Products - 0.3%
Agthia Group PJSC	20,471	31,378
AVI Ltd.	444,051	2,005,262
Bombay Burmah Trading Co.	7,611	133,836
China Mengniu Dairy Co. Ltd.	1,552,000	2,861,940
Daesang Corp.	6,945	118,529
DCM Shriram Industries Ltd.	20,253	51,579
Dhampur Sugar Mills Ltd.	42,112	109,620
Dwarikesh Sugar Industries Ltd. (a)	32,054	26,174
FGV Holdings Bhd (c)	97,000	26,378
Gruma S.A.B. de CV Series B	739,328	14,349,495
Huanlejia Food Group Co. Ltd.	55,200	106,638
JBS SA	235,600	1,294,008
Kaveri Seed Co. Ltd.	22,977	233,667
Maeil Dairies Co. Ltd.	1,869	57,577
Magadh Sugar & Energy Ltd. (a)	2,554	19,273
Mezzan Holding Co. KSCC	149,389	379,741
PT Indofood CBP Sukses Makmur Tbk	2,644,900	1,586,940
PT Indofood Sukses Makmur Tbk	4,037,300	1,459,639
PT Japfa Comfeed Indonesia Tbk	356,614	30,065
PT Mayora Indah Tbk	116,490	16,273
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	466,264	22,955
PT Triputra Agro Persada	990,800	34,144
Pulmuone Co. Ltd.	4,155	44,840
Samyang Holdings Corp.	1,083	54,692
SKM Egg Products Export Ltd.	4,552	12,905
The Savola Group	12,731	146,464
Three Squirrels, Inc.	47,200	158,447
Three-A Resources Bhd	93,000	18,671
Uni-President Enterprises Corp.	1,835,391	4,525,943
United Plantations Bhd	16,500	88,126
Xiangpiaopiao Food Co. Ltd. (a)	122,500	283,340
		30,288,539
Household Products - 0.0%
Jyothy Laboratories Ltd.	45,684	219,225
Opple Lighting Co. Ltd. (A Shares)	446,700	1,234,913
		1,454,138
Personal Care Products - 0.2%
Able C&C Ltd.	5,239	41,711
AMOREPACIFIC Corp.	85,736	12,058,710
Bajaj Consumer Care Ltd.	34,018	93,768
Chongqing Baiya Sanitary Products Co. Ltd. (A Shares)	203,600	663,789
Colgate-Palmolive Ltd.	106,572	3,393,252
Emami Ltd.	35,733	267,806
Giant Biogene Holding Co. Ltd. (c)	167,200	1,061,226
Gillette India Ltd.	1,088	93,062
Hangzhou Haoyue Personal Care Co. Ltd.	48,939	310,796
Hindustan Unilever Ltd.	103,045	2,875,610
Procter & Gamble Hygiene & Health Care Ltd.	880	168,404
		21,028,134
Tobacco - 0.1%
Godfrey Phillips India Ltd.	5,107	237,551
KT&G Corp.	49,453	2,988,901
PT Gudang Garam Tbk	26,896	30,951
		3,257,403
TOTAL CONSUMER STAPLES		273,283,011
ENERGY - 3.1%
Energy Equipment & Services - 0.1%
ADNOC Drilling Co. PJSC	7,143,797	7,779,689
Dayang Enterprise Holdings Bhd	140,600	78,858
Gulf International Services QSC	188,474	163,058
		8,021,605
Oil, Gas & Consumable Fuels - 3.0%
Adnoc Gas PLC	11,512,600	9,340,343
Anhui Hengyan Coal Industry & Electricity Power Co. Ltd. (A Shares)	158,400	280,195
Bangchak Corp. PCL:
(For. Reg.)	907,700	942,441
NVDR	174,200	180,867
Banpu PCL NVDR	4,806,000	704,463
Bharat Petroleum Corp. Ltd.	1,175,474	8,842,164
Chennai Petroleum Corp. Ltd.	209,211	2,300,307
China Coal Energy Co. Ltd. (H Shares)	754,000	951,072
China Merchants Energy Shipping Co. Ltd. (A Shares)	1,544,560	1,891,842
China Petroleum & Chemical Corp. (H Shares)	14,179,166	9,032,817
Coal India Ltd.	3,017,905	17,761,848
COSCO Shipping Energy Transportation Co. Ltd. (H Shares)	300,000	423,903
Exxaro Resources Ltd.	166,842	1,611,400
Gazprom OAO (a)(d)	1,235,592	133,044
Hindustan Petroleum Corp. Ltd.	440,670	2,837,233
Indian Oil Corp. Ltd.	3,219,216	6,264,124
Lanna Resources PCL NVDR	26,400	10,749
LUKOIL PJSC (a)(d)	165,638	52,756
LUKOIL PJSC sponsored ADR (a)(d)	200,700	3,219,228
Mangalore Refinery & Petrochemicals Ltd.	74,534	181,424
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	191,651	1,488,889
Oil & Natural Gas Corp. Ltd.	4,318,979	13,679,954
Oil India Ltd.	115,898	882,780
Orlen SA	294,325	4,767,622
Paladin Energy Ltd. (Australia) (a)	1,121,605	11,887,920
PetroChina Co. Ltd. (H Shares)	35,758,920	36,665,712
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR ADR (non-vtg.)	528,585	7,828,344
sponsored ADR	2,702,918	42,030,375
Petronet LNG Ltd.	278,581	992,530
PRIO SA	1,788,997	14,176,649
PT Adaro Energy Indonesia Tbk	49,392,300	8,419,487
PT Baramulti Suksessarana Tbk	28,475	6,869
PT Bukit Asam Tbk	5,256,626	805,477
PT Indika Energy Tbk	1,227,841	108,050
PT Indo Tambangraya Megah Tbk	672,300	1,033,273
PT United Tractors Tbk	1,174,200	1,595,106
PTT Exploration and Production PCL:
(For. Reg.)	1,854,237	7,751,154
NVDR	923,600	3,860,869
PTT PCL NVDR	2,927,000	2,602,043
Reliance Industries Ltd.	1,684,079	57,726,361
Rosneft Oil Co. OJSC (a)(d)	634,013	109,108
Sinopec Kantons Holdings Ltd.	28,235	14,283
StealthGas, Inc. (a)	18,136	153,793
Susco Public Co. Ltd. NVDR unit	49,300	5,032
Thai Oil PCL NVDR	1,167,000	1,639,312
TotalEnergies SE	92,413	6,770,592
Turkiye Petrol Rafinerileri A/S	382,714	2,098,657
Ultrapar Participacoes SA	852,200	3,760,398
Vista Energy S.A.B. de CV ADR (a)	28,657	1,388,432
		301,211,291
TOTAL ENERGY		309,232,896
FINANCIALS - 11.8%
Banks - 9.0%
Absa Group Ltd.	816,942	6,487,263
Abu Dhabi Commercial Bank PJSC	368,158	781,811
Abu Dhabi Islamic Bank	283,061	864,661
Agricultural Bank of China Ltd. (H Shares)	34,741,980	14,564,903
Akbank TAS	1,453,618	2,995,360
Al Rajhi Bank	699,333	14,189,149
Alinma Bank	920,306	7,508,295
Alliance Bank Malaysia Bhd	59,900	49,249
Arab National Bank	931,237	4,891,185
Axis Bank Ltd.	4,536,684	63,172,045
Axis Bank Ltd. sponsored GDR (Reg. S)	118,653	8,334,304
Banco de Chile	21,632,481	2,568,535
Banco do Brasil SA	3,077,920	15,896,930
Banco Santander Chile sponsored ADR	121,235	2,288,917
Bangkok Bank PCL NVDR	1,834,300	6,796,470
Bank For Foreign Trade JSC (a)	846,500	2,900,898
Bank of Baroda	1,156,627	3,671,128
Bank of China Ltd. (H Shares)	8,438,000	3,999,975
Bank of Communications Co. Ltd. (H Shares)	4,541,703	3,427,903
Bank Polska Kasa Opieki SA	158,392	6,451,334
Banque Saudi Fransi	38,204	341,225
BDO Unibank, Inc.	1,360,666	3,019,315
BNK Financial Group, Inc.	233,433	1,431,609
Canara Bank Ltd.	3,010,050	4,255,788
Capitec Bank Holdings Ltd. (b)	94,108	10,670,249
China Construction Bank Corp. (H Shares)	86,941,754	61,704,673
China Merchants Bank Co. Ltd. (H Shares)	3,313,500	14,846,672
China Minsheng Banking Corp. Ltd. (H Shares)	1,024,000	387,899
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	2,616,081	1,206,680
CIMB Group Holdings Bhd	2,199,800	3,196,650
Credicorp Ltd. (United States)	230,850	38,164,122
CTBC Financial Holding Co. Ltd.	11,825,934	12,923,806
Dcb Bank Ltd.	51,533	79,097
DGB Financial Group Co. Ltd.	80,436	480,245
Dubai Islamic Bank Pakistan Ltd.	194,862	292,846
Emirates NBD Bank PJSC	973,681	4,122,116
Eurobank Ergasias Services and Holdings SA (a)	2,488,242	5,439,524
Grupo Financiero Banorte S.A.B. de CV Series O	3,462,664	32,933,728
Gulf Bank	565,165	467,824
Hana Financial Group, Inc.	423,040	18,915,360
HDFC Bank Ltd.	3,319,114	60,976,878
HDFC Bank Ltd. sponsored ADR	137,839	7,979,500
ICICI Bank Ltd.	4,656,885	62,602,223
ICICI Bank Ltd. sponsored ADR	322,343	8,619,452
Indian Bank	69,287	471,131
Industrial & Commercial Bank of China Ltd. (H Shares)	76,181,708	43,159,818
Industrial Bank of Korea	142,363	1,418,783
ING Bank Slaski SA	611	46,026
Inter & Co., Inc. (depository receipt) unit	212,282	1,271,452
Itau Unibanco Holding SA	2,958,575	17,483,590
Kasikornbank PCL NVDR	101,060	359,361
KB Financial Group, Inc.	475,947	27,397,455
Komercni Banka A/S	32,687	1,117,590
Kotak Mahindra Bank Ltd.	388,025	7,812,618
Krung Thai Bank PCL NVDR	3,506,600	1,637,175
National Bank of Greece SA (a)	5,449,065	47,347,148
Nova Ljubljanska banka d.d. GDR	357,405	8,981,378
Nu Holdings Ltd. (a)	2,987,630	35,493,044
OTP Bank PLC	576,478	27,786,060
Piraeus Financial Holdings SA (a)	1,090,797	4,285,251
Powszechna Kasa Oszczednosci Bank SA	2,301,879	34,878,938
PT Bank Central Asia Tbk	60,221,764	34,280,081
PT Bank Danamon Indonesia Tbk Series A	355,601	56,240
PT Bank Mandiri (Persero) Tbk	31,085,464	11,286,415
PT Bank Rakyat Indonesia (Persero) Tbk	9,324,666	2,499,378
Qatar National Bank SAQ	1,026,693	3,806,744
Saudi Awwal Bank	271,273	2,770,084
Sberbank of Russia (a)(d)	2,908,251	18,400
Sberbank of Russia:
(RTSX) (a)(d)	328,709	2,080
sponsored ADR (a)(d)	1,288,149	22,929
Sharjah Islamic Bank	49,446	29,751
Shinhan Financial Group Co. Ltd.	321,760	11,052,669
Standard Bank Group Ltd.	1,104,191	10,532,283
The Karnataka Bank Ltd.	313,067	803,866
The Karur Vysya Bank Ltd.	528,830	1,248,898
The Saudi National Bank	2,672,322	24,117,658
Turkiye Garanti Bankasi A/S	702,470	2,350,051
Ujjivan Small Finance Bank Ltd. (c)	830,072	494,804
Woori Financial Group, Inc.	577,056	5,926,648
Yapi ve Kredi Bankasi A/S	3,522,307	3,532,883
		902,676,476
Capital Markets - 0.4%
Alexander Forbes Group Holdings Ltd.	888	303
Angel One Ltd.	21,305	629,836
Authum Investment Infrastucture Ltd. (a)	2,159	21,356
B3 SA - Brasil Bolsa Balcao	2,463,332	5,019,645
Banco BTG Pactual SA unit	3,233,730	19,454,480
Bursa Malaysia Bhd	198,600	358,214
Central Depository Services (India) Ltd.	8,584	213,902
China Galaxy Securities Co. Ltd. (H Shares)	3,351,500	1,809,747
HDFC Asset Management Co. Ltd. (c)	63,049	2,934,372
Hong Kong Exchanges and Clearing Ltd.	54,800	1,853,673
IIFL Securities Ltd.	73,620	170,555
Kenanga Investment Bank Bhd	148,400	35,941
KFin Technologies Ltd. (a)	22,127	184,645
Kiwoom Securities Co. Ltd.	9,904	961,804
Korea Investment Holdings Co. Ltd.	21,391	1,010,222
Motilal Oswal Financial Services Ltd.	2,593	68,964
Nahar Capital & Finance Services Ltd.	1,596	5,417
Nippon Life India Asset Management Ltd. (c)	141,183	1,012,105
Noah Holdings Ltd. sponsored ADR	37,586	387,888
Prudent Corporate Advisory Services Ltd.	1,292	25,546
Samsung Securities Co. Ltd.	51,448	1,348,384
UTI Asset Management Co. Ltd.	8,319	90,572
VLS Finance Ltd.	24,557	74,369
XP, Inc. Class A	218,189	4,143,409
		41,815,349
Consumer Finance - 0.3%
FinVolution Group ADR	185,171	885,117
Gentera S.A.B. de CV	3,571,484	5,542,520
Kaspi.KZ JSC:
ADR	4,178	528,099
GDR (Reg. S)	81,056	10,245,478
Manappuram Finance Ltd.	1,545,406	3,122,865
Paisalo Digital Ltd.	191,384	144,468
Qifu Technology, Inc. ADR	121,618	2,349,660
Repco Home Finance Ltd.	17,748	99,926
Samsung Card Co. Ltd.	7,695	226,277
Shriram Finance Ltd.	146,710	4,138,087
The Leadcorp, Inc.	5,937	22,383
		27,304,880
Financial Services - 0.5%
Chailease Holding Co. Ltd.	2,262,622	10,628,638
FirstRand Ltd.	5,764,287	19,945,630
Indiabulls Housing Finance Ltd.	205,419	387,655
Indiabulls Housing Finance Ltd.	102,709	79,500
Jio Financial Services Ltd.	281,694	1,162,256
LIC Housing Finance Ltd.	260,503	1,974,853
Power Finance Corp. Ltd.	1,292,624	7,627,085
PTC India Financial Services Ltd.	196,803	90,903
REC Ltd.	1,885,021	12,145,652
Shanghai AJ Group Co. Ltd. (A Shares) (a)	146,100	85,742
		54,127,914
Insurance - 1.6%
Agesa Hayat Ve Emeklilik A/S	97,985	307,427
AIA Group Ltd.	3,650,072	28,350,846
Al-Etihad Co-operative Insurance Co.	5,337	25,385
Anadolu Hayat Sigorta A/S	51,501	147,040
Cathay Financial Holding Co. Ltd.	3,881,993	6,737,908
China Life Insurance Co. Ltd. (H Shares)	25,619,269	36,510,119
China Pacific Insurance (Group) Co. Ltd. (H Shares)	5,226,037	13,701,372
China Taiping Insurance Group Ltd.	3,023,234	3,279,430
Db Insurance Co. Ltd.	23,356	1,752,721
Hanwha Life Insurance Co. Ltd.	88,299	179,657
HDFC Standard Life Insurance Co. Ltd. (c)	1,041,551	6,861,973
Hyundai Marine & Fire Insurance Co. Ltd.	43,053	1,022,247
Old Mutual Ltd.	862,710	488,188
PB Fintech Ltd. (a)	578,937	8,978,919
People's Insurance Co. of China Group Ltd. (H Shares)	2,554,000	890,117
PICC Property & Casualty Co. Ltd. (H Shares)	5,176,697	6,746,117
Ping An Insurance Group Co. of China Ltd. (H Shares)	1,639,164	8,337,221
Powszechny Zaklad Ubezpieczen SA	1,143,220	14,549,781
PT Panin Financial Tbk (a)	2,868,938	60,733
Samsung Fire & Marine Insurance Co. Ltd.	67,272	17,004,954
Sanlam Ltd.	383,433	1,445,962
Saudi Arabian Cooperative Insurance Co.	15,991	67,363
SBI Life Insurance Co. Ltd. (c)	253,500	4,211,053
Tongyang Life Insurance Co. Ltd.	22,994	83,397
		161,739,930
TOTAL FINANCIALS		1,187,664,549
HEALTH CARE - 1.5%
Biotechnology - 0.1%
Innovent Biologics, Inc. (a)(c)	2,926,263	13,243,911
Health Care Equipment & Supplies - 0.2%
Edan Instruments, Inc. (A Shares)	401,900	529,447
Pegavision Corp.	51,000	744,268
Rayence Co. Ltd.	12,372	73,505
Shanghai Kindly Enterprise Development Group Co. Ltd. (A Shares)	135,000	134,408
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	340,225	13,631,081
Xiangyu Medical Co. Ltd. (A Shares)	92,861	460,987
		15,573,696
Health Care Providers & Services - 0.3%
Apollo Hospitals Enterprise Ltd.	94,218	6,591,913
Bangkok Dusit Medical Services PCL NVDR	2,561,200	1,877,101
Bumrungrad Hospital PCL (For. Reg.)	589,800	3,874,365
Ekachai Medical Care PCL NVDR	599,696	116,391
Global Health Ltd. (a)	14,166	202,299
Hapvida Participacoes e Investimentos SA (a)(c)	10,183,494	7,738,129
Indraprastha Medical Corp. Ltd.	22,405	66,147
Kovai Medical Center & Hospital Ltd.	1,513	76,071
Max Healthcare Institute Ltd.	76,390	688,118
Profarma Distribuidora de Produtos Farmaceuticos SA	12,200	12,244
Rede D'Oregon Sao Luiz SA (c)	511,800	2,676,499
Shalby Ltd.	6,366	19,695
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	578,100	858,296
Sinopharm Group Co. Ltd. (H Shares)	500,000	1,360,664
		26,157,932
Life Sciences Tools & Services - 0.1%
Samsung Biologics Co. Ltd. (a)(c)	24,151	12,757,107
Pharmaceuticals - 0.8%
Ajanta Pharma Ltd.	6,259	174,973
Alembic Pharmaceuticals Ltd.	31,542	348,869
Alkem Laboratories Ltd.	29,508	1,700,786
Aspen Pharmacare Holdings Ltd.	389,884	4,822,648
Aurobindo Pharma Ltd.	500,781	7,114,541
Caplin Point Laboratories Ltd.	9,455	146,176
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)	228,284	704,546
China Resources Pharmaceutical Group Ltd. (c)	1,619,000	1,200,839
Dr. Reddy's Laboratories Ltd.	32,255	2,240,898
Glenmark Pharmaceuticals Ltd.	43,064	598,725
Hansoh Pharmaceutical Group Co. Ltd. (c)	9,477,744	19,492,715
Hypera SA (a)	355,412	1,837,673
JW Holdings Corp.	10,986	23,182
Lincoln Pharmaceuticals Ltd.	5,461	37,035
Lupin Ltd.	155,206	2,942,999
Mankind Pharma Ltd.	213,342	5,469,701
Natco Pharma Ltd.	186,902	2,234,171
Richter Gedeon PLC	904,945	22,930,353
Sun Pharmaceutical Industries Ltd.	328,415	5,744,346
Zydus Lifesciences Ltd.	51,101	612,377
		80,377,553
TOTAL HEALTH CARE		148,110,199
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.7%
Bharat Electronics Ltd.	638,793	2,265,180
Embraer SA (a)	492,817	3,400,324
Hanwha Aerospace Co. Ltd.	8,165	1,219,322
Hindustan Aeronautics Ltd.	583,992	34,803,571
Korea Aerospace Industries Ltd.	740,780	27,824,237
Mazagon Dock Shipbuilders Ltd.	22,588	861,751
		70,374,385
Air Freight & Logistics - 0.1%
Agility Public Warehousing Co. KSC	323,822	309,206
Dimerco Express Corp.	162,558	494,664
Hyundai Glovis Co. Ltd.	24,667	3,214,657
Transport Corp. of India Ltd.	11,277	113,122
ZTO Express, Inc. sponsored ADR	218,214	4,973,097
		9,104,746
Building Products - 0.0%
Cera Sanitaryware Ltd.	1,539	129,204
LX Hausys Ltd.	1,397	42,294
PT Mulia Industrindo Tbk	3,789,084	88,606
Ras Al Khaimah Ceramics	119,643	81,433
Xinyi Glass Holdings Ltd.	854,000	1,058,216
		1,399,753
Commercial Services & Supplies - 0.0%
China Everbright International Ltd.	1,630,000	760,990
CMS Info Systems Ltd.	84,527	448,160
PT Jasuindo Tiga Perkasa Tbk	5,821,200	93,139
Tuhu Car, Inc. (c)	312,500	1,026,531
Valid Solucoes SA	67,900	205,217
		2,534,037
Construction & Engineering - 0.4%
Ahluwalia Contracts (India) Ltd.	9,149	128,466
Al Babtain Power & Telecommunication Co.	3,810	35,350
Ashoka Buildcon Ltd. (a)	474,462	1,042,333
China Railway Group Ltd. (H Shares)	5,397,000	2,908,013
China State Construction International Holdings Ltd.	858,000	1,135,997
DL E&C Co. Ltd.	26,834	661,684
IJM Corp. Bhd	640,100	373,970
ITD Cementation India Ltd.	401,770	1,933,042
Larsen & Toubro Ltd.	726,896	31,958,009
Ncc Ltd.	813,211	2,795,978
Om Infra Ltd.	15,602	20,377
Orascom Construction PLC	1,460	8,239
Sinopec Engineering Group Co. Ltd. (H Shares)	574,738	386,716
Voltas Ltd.	70,311	1,145,488
Welspun Enterprises Ltd.	46,513	252,435
		44,786,097
Electrical Equipment - 0.6%
Bharat Heavy Electricals Ltd.	2,247,532	8,049,261
China High Speed Transmission Equipment Group Co. Ltd. (a)	378	54
Contemporary Amperex Technology Co. Ltd.	738,352	20,163,150
CviLux Corp.	31,000	45,231
Dongfang Electric Corp. Ltd.:
(A Shares)	604,695	1,534,753
(H Shares)	355,200	573,997
DONGYANG E&P, Inc.	21,665	315,652
Elecon Engineering Co. Ltd.	25,072	333,184
Electrical Industries Co.	1,118,894	1,622,839
Fortune Electric Co. Ltd.	38,000	839,756
Havells India Ltd.	14,788	337,950
HD Hyundai Electric Co. Ltd.	8,660	1,883,412
ILJIN Holdings Co. Ltd.	8,073	25,941
KEI Industries Ltd.	86,872	4,267,433
Middle East Specialized Cables Co. (a)	26,460	225,750
NARI Technology Co. Ltd. (A Shares)	2,106,892	6,548,989
Sieyuan Electric Co. Ltd. (A Shares)	646,796	6,298,485
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	73,141	3,415,685
TD Power Systems Ltd.	22,786	91,407
Triveni Turbine Ltd.	167,479	1,178,340
Voltamp Transformers Ltd.	4,684	631,850
Weg SA	725,254	5,186,404
Zhongshan Broad-Ocean Motor Co. Ltd. (A Shares) (a)	223,000	160,743
		63,730,266
Ground Transportation - 0.2%
Full Truck Alliance Co. Ltd. ADR	283,697	2,507,881
Localiza Rent a Car SA	1,602,103	13,037,358
PT Rmk Energy Tbk	2,594,800	81,437
Sebang Co. Ltd.	4,390	38,227
United International Transportation Co.	200,055	4,005,687
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,847,133	4,397,389
		24,067,979
Industrial Conglomerates - 0.3%
Aamal Co. (a)	177,954	37,096
AG Anadolu Grubu Holding A/S	170,221	1,765,693
AK Holdings, Inc.	1,601	17,489
Astra Industrial Group	27,108	1,105,800
CITIC Pacific Ltd.	1,737,000	1,761,564
CITIC Resources Holdings Ltd.	590,000	38,577
CJ Corp.	20,073	2,013,473
GS Holdings Corp.	36,921	1,167,149
Hanwha Corp.	42,806	841,599
Jardine Matheson Holdings Ltd.	94,400	3,473,920
Koc Holding A/S	763,938	5,647,166
Kolon Corp.	6,373	74,554
Nava Ltd.	157,633	919,154
PT Astra International Tbk	5,801,700	1,531,649
Sime Darby Bhd	1,932,100	1,141,117
SK Square Co. Ltd. (a)	135,950	7,636,133
Thoresen Thai Agencies PCL NVDR	685,000	154,330
		29,326,463
Machinery - 1.1%
Action Construction Equipment Ltd.	3,239	55,583
AIA Engineering Ltd.	994	43,785
Airtac International Group	295,694	9,331,917
Ashok Leyland Ltd.	1,699,306	4,560,829
Canny Elevator Co. Ltd. (A Shares)	157,100	140,141
China International Marine Containers Group Co. Ltd. (H Shares)	645,231	568,673
Doosan Bobcat, Inc.	28,113	1,177,072
DY POWER Corp.	5,260	52,619
Force Motors Ltd.	4,858	508,428
Hangcha Group Co. Ltd. (A Shares)	659,540	1,822,404
HD Hyundai Infracore Co. Ltd.	96,478	582,433
Hd Hyundai Mipo (a)	174,490	9,160,554
HIWIN Technologies Corp.	1,961,515	13,497,617
Huaming Power Equipement Co. Ltd.	416,590	1,237,388
Kirloskar Brothers Ltd.	22,844	470,404
Nova Technology Corp.	11,000	68,742
NRB Bearings Ltd.	52,129	196,375
Sany Heavy Industry Co. Ltd. (A Shares)	4,648,200	10,385,318
Shenzhen Inovance Technology Co. Ltd. (A Shares)	3,443,703	27,552,477
Sinotruk Hong Kong Ltd.	7,627,285	17,738,987
Techtronic Industries Co. Ltd.	21,000	258,337
Turk Traktor ve Ziraat Makinalari A/S	29,785	922,484
Weichai Power Co. Ltd.:
(A Shares)	116,102	255,074
(H Shares)	1,726,000	3,100,464
Yutong Bus Co. Ltd.	523,507	1,760,265
		105,448,370
Marine Transportation - 0.4%
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	3,690,300	6,179,596
Danaos Corp.	14,895	1,441,389
Evergreen Marine Corp. (Taiwan)	2,313,400	15,010,511
Orient Overseas International Ltd.	109,000	1,851,307
Pacific Basin Shipping Ltd.	32,766,000	11,534,835
Pan Ocean Co., Ltd. (Korea)	290,452	907,365
Qatar Navigation QPSC	1,814	5,381
Wisdom Marine Lines Co. Ltd.	709,000	1,696,606
Yang Ming Marine Transport Corp.	1,170,000	2,579,006
		41,205,996
Passenger Airlines - 0.1%
Air Arabia PJSC	953,651	599,756
InterGlobe Aviation Ltd. (a)(c)	32,033	1,607,820
Korean Air Lines Co. Ltd.	101,160	1,528,402
Turk Hava Yollari AO (a)	270,660	2,542,956
		6,278,934
Professional Services - 0.1%
Computer Age Management Services Private Ltd.	109,159	4,551,720
eClerx Services Ltd.	5,935	156,013
Headhunter Group PLC ADR (a)(d)	18,283	234,022
Saramin Co. Ltd.	3,640	46,683
WNS Holdings Ltd.	34,653	1,739,927
		6,728,365
Trading Companies & Distributors - 0.0%
Asia Green Energy PCL NVDR	1,601,270	73,891
BOC Aviation Ltd. Class A (c)	153,500	1,140,266
Engtex Group Bhd	226,700	52,015
LX International Corp.	44,264	1,006,611
		2,272,783
Transportation Infrastructure - 0.1%
Adani Ports & Special Economic Zone Ltd.	27,807	478,912
Athens International Airport SA	156,700	1,405,738
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	272,632	5,129,656
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	23,588	793,232
Guangdong Provincial Expressway Development Co. Ltd. (A Shares) (a)	907,000	1,275,004
International Container Terminal Services, Inc.	120,000	699,701
TAV Havalimanlari Holding A/S (a)	255,724	1,910,197
Westports Holdings Bhd	85,800	73,824
		11,766,264
TOTAL INDUSTRIALS		419,024,438
INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 0.2%
Accton Technology Corp.	1,019,942	15,929,297
Arcadyan Technology Corp.	143,000	737,208
Gemtek Technology Corp.	25,000	28,638
SerComm Corp.	516,000	1,881,366
Zhongji Innolight Co. Ltd. (A Shares)	194,500	4,223,981
ZTE Corp. (H Shares)	789,200	1,629,210
Zyxel Group Corp.	215,000	275,695
		24,705,395
Electronic Equipment, Instruments & Components - 1.8%
AAC Technology Holdings, Inc.	57,500	177,579
Asia Optical Co., Inc.	73,000	150,177
AVer Information, Inc.	16,000	27,276
Beijing SDL Technology Co. Ltd. (A Shares)	292,700	231,597
Cheng Uei Precision Industries Co. Ltd.	121,000	269,381
Control Print Ltd.	3,370	34,518
Daeduck Electronics Co. Ltd.	4,988	23,064
Delta Electronics, Inc.	1,239,047	12,452,973
E Ink Holdings, Inc.	972,000	6,593,038
FIH Mobile Ltd. (a)	2,114,000	203,533
General Interface Solution Holding Ltd.	90,000	184,396
Goldcard Smart Group Co. Ltd. (A Shares)	99,400	181,457
HannStar Board Corp.	494,000	903,132
Hitevision Co. Ltd. (A Shares) (a)	43,200	147,346
Hon Hai Precision Industry Co. Ltd. (Foxconn)	15,920,583	84,565,762
Kingboard Chemical Holdings Ltd.	55,500	135,024
LG Innotek Co. Ltd.	15,410	2,768,136
Lotes Co. Ltd.	77,000	3,833,355
Nexcom International Co. Ltd.	50,000	83,063
Primax Electronics Ltd.	376,917	1,175,850
Samsung Electro-Mechanics Co. Ltd.	98,815	11,112,958
Samsung SDI Co. Ltd.	51,343	14,045,668
Shenzhen Laibao Hi-Tech Co. Ltd. (A Shares)	702,500	1,064,166
Simplo Technology Co. Ltd.	96,000	1,220,780
Sirtec International Co. Ltd.	1,000	1,216
Speed Tech Corp.	57,000	102,874
Synnex Technology International Corp.	172,000	447,192
Taiflex Scientific Co. Ltd.	45,000	72,545
Taiwan Surface Mounting Technology Co. Ltd.	82,000	288,034
Unimicron Technology Corp.	1,957,807	11,099,576
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	479,100	1,004,941
Ventec International Group Co. Ltd.	36,000	92,429
WebLink International, Inc.	39,000	77,697
WiSoL Co. Ltd.	4,733	27,950
WT Microelectronics Co. Ltd.	272,000	964,285
Yageo Corp.	1,194,537	24,458,297
		180,221,265
IT Services - 1.0%
Arabian Internet and Communications Services Co. Ltd.	20,504	1,443,212
Cigniti Technologies Ltd.	8,166	129,081
Coforge Ltd.	65,826	3,920,717
Cyient Ltd.	24,941	518,412
Elm Co.	33,123	7,036,662
FPT Corp.	1,319,200	6,978,221
Gabia, Inc.	5,261	58,501
Globant SA (a)(b)	70,608	11,376,361
HCL Technologies Ltd.	1,387,567	22,014,000
Infosys Ltd.	740,302	12,479,477
Infosys Ltd. sponsored ADR (b)	156,120	2,615,010
Saksoft Ltd.	28,035	81,878
Samsung SDS Co. Ltd.	961	106,748
Tata Consultancy Services Ltd.	768,187	33,788,557
Zensar Technologies Ltd.	155,428	1,136,199
		103,683,036
Semiconductors & Semiconductor Equipment - 8.1%
Advanced Analog Technology, Inc.	33,000	76,612
Alchip Technologies Ltd.	143,535	12,790,724
Ampoc Far-East Co. Ltd.	18,000	50,648
Anpec Electronics Corp.	96,000	621,169
ASE Technology Holding Co. Ltd.	2,831,691	13,713,636
ASML Holding NV (Netherlands)	2,644	2,529,703
ChipMOS TECHNOLOGIES, Inc.	216,000	294,758
Daqo New Energy Corp. ADR (a)	28,142	633,758
DB HiTek Co. Ltd.	26,155	771,244
eGalax_eMPIA Technology, Inc.	293,826	477,931
Elan Microelectronics Corp.	191,000	962,300
eMemory Technology, Inc.	13,587	923,200
Eugene Technology Co. Ltd.	4,905	181,000
Everlight Electronics Co. Ltd.	73,000	162,387
FocalTech Systems Co. Ltd.	195,000	538,267
Foxsemicon Integrated Technology, Inc.	43,000	391,740
Generalplus Technology, Inc.	41,000	87,641
Gudeng Precision Industrial Co. Ltd.	90,000	1,155,785
Himax Technologies, Inc. sponsored ADR (b)	35,679	231,914
ITE Tech, Inc.	193,000	1,045,518
Jentech Precision Industrial Co. Ltd.	30,000	964,438
JinkoSolar Holdings Co. Ltd. ADR (b)	44,248	1,315,936
KC Tech Co. Ltd.	2,576	70,124
Keystone Microtech Corp.	22,000	206,790
Lx Semicon Co. Ltd.	4,046	209,205
Macroblock, Inc.	39,000	112,818
MediaTek, Inc.	2,238,194	85,487,958
MPI Corp.	46,000	682,348
Niko Semiconductor Co. Ltd.	46,000	77,244
Novatek Microelectronics Corp.	513,000	9,432,916
Parade Technologies Ltd.	64,000	1,527,051
Phison Electronics Corp.	86,000	1,582,713
PixArt Imaging, Inc.	175,000	884,571
Powertech Technology, Inc.	637,000	3,507,817
PSK, Inc.	19,782	454,954
Radiant Opto-Electronics Corp.	846,000	5,146,848
Raydium Semiconductor Corp.	151,572	1,934,587
Realtek Semiconductor Corp.	464,000	7,813,852
Sanlien Technology Corp. Ltd.	9,000	26,754
Sigurd Microelectronics Corp.	16,000	38,975
Silicon Motion Tech Corp. sponsored ADR	50,086	3,911,216
Sinopower Semiconductor, Inc.	16,000	57,258
Sitronix Technology Corp.	228,000	1,830,055
SK Hynix, Inc.	427,937	59,040,377
Sonix Technology Co. Ltd.	94,000	155,479
Sunplus Innovation Technology, Inc.	16,000	88,462
Sunplus Technology Co. Ltd.	515,000	582,084
Taiwan Semiconductor Manufacturing Co. Ltd.	22,098,502	564,433,583
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	160,532	24,246,753
UBright Optronics Corp.	33,000	63,906
VIA Labs, Inc.	14,000	86,604
Winbond Electronics Corp.	2,391,422	1,852,826
		815,466,437
Software - 0.1%
Aurionpro Solutions Ltd.	5,213	136,878
Birlasoft Ltd.	110,430	800,047
CE Info Systems Ltd.	9,430	216,679
Genesis Technology, Inc.	24,833	65,926
Intellect Design Arena Ltd.	15,138	166,563
KPIT Technologies Ltd.	232,845	4,065,605
Newgen Software Technologies Ltd.	11,314	123,864
Nucleus Software Exports Ltd.	29,906	419,676
Oracle Financial Services Software Ltd.	3,355	299,683
Rategain Travel Technologies Ltd. (a)	49,381	413,404
Text SA	1,756	37,630
Totvs SA	42,800	234,096
Weaver Network Technology Co. L (A Shares)	72,000	348,082
		7,328,133
Technology Hardware, Storage & Peripherals - 3.6%
Acer, Inc.	2,272,000	3,717,451
Advantech Co. Ltd.	190,000	2,074,826
Asia Vital Components Co. Ltd.	880,760	20,852,218
ASUSTeK Computer, Inc.	555,000	8,812,945
Axiomtek Co. Ltd.	43,973	132,160
Chicony Electronics Co. Ltd.	476,000	2,746,205
Compal Electronics, Inc.	3,254,000	3,727,047
Darfon Electronics Corp.	34,000	71,490
Ennoconn Corp.	44,000	444,798
Getac Holdings Corp.	288,000	1,014,997
Lenovo Group Ltd.	12,405,509	17,870,239
Micro-Star International Co. Ltd.	455,000	2,695,785
Pegatron Corp.	1,529,000	5,004,841
Quanta Computer, Inc.	922,000	7,813,406
Samsung Electronics Co. Ltd.	5,075,704	269,270,380
Shandong New Beiyang Information Technology Co. Ltd. (A Shares)	290,800	232,503
Wistron Corp.	678,000	2,355,675
Wiwynn Corp.	192,000	14,656,625
Xiaomi Corp. Class B (a)(c)	2,616,800	5,859,401
		369,352,992
TOTAL INFORMATION TECHNOLOGY		1,500,757,258
MATERIALS - 2.9%
Chemicals - 0.4%
Abou Kir Fertilizers & Chemical Industries	68,315	89,603
Aeci Ltd.	18,422	93,861
Akzo Nobel India Ltd.	2,484	76,358
Andhra Sugars Ltd.	60,735	72,735
Asian Paints Ltd.	83,460	2,881,217
Castrol India Ltd.	14,099	32,950
Chambal Fertilizers & Chemicals Ltd.	230,122	1,072,999
China BlueChemical Ltd. (H Shares)	151,629	48,336
Fine Organic Industries Ltd.	1,912	101,623
Formosa Plastics Corp.	1,331,164	2,679,214
Fufeng Group Ltd.	703,992	550,907
GHCL Ltd.	19,449	117,438
Grauer & Weil (INDIA) Ltd.	64,946	62,550
Guangdong Huate Gas Co. Ltd. (A Shares) (a)	62,209	436,475
LG Chemical Ltd.	7,101	1,817,191
NOROO Paint & Coatings Co. Ltd.	11,018	74,871
Oci Holdings Co. Ltd.	18,026	1,270,378
PhosAgro PJSC (a)(d)	18,583	1,177
PhosAgro PJSC:
GDR (Reg. S) (a)(d)	1	0
sponsored GDR (Reg. S) (a)(d)	359	7
PTT Global Chemical PCL NVDR	142,800	134,699
Sabic Agriculture-Nutrients Co.	68,503	1,935,990
Satellite Chemical Co. Ltd. (A Shares)	1,726,340	4,348,181
Saudi Aramco Base Oil Co. - Luberef	34,307	1,190,917
Saudi Basic Industries Corp.	137,535	2,786,856
Solar Industries India Ltd.	87,906	9,869,735
Sree Rayalaseema Hi-Strength Hypo Ltd.	5,061	29,890
Taekwang Industrial Co. Ltd.	155	72,478
Tamilnadu Petroproducts Ltd.	29,740	29,380
Unid Co. Ltd.	3,027	242,116
Unipar Carbocloro SA	4,345	41,432
Wanhua Chemical Group Co. Ltd. (A Shares)	989,900	11,967,514
		44,129,078
Construction Materials - 0.3%
Anhui Conch Cement Co. Ltd.:
(A Shares)	106,500	353,100
(H Shares)	142,500	352,778
Asia Cement (China) Holdings Corp. (d)	23,814	10,110
CEMEX S.A.B. de CV sponsored ADR (a)	1,288,235	9,700,410
China National Building Materials Co. Ltd. (H Shares)	436,000	175,067
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	9,636	130,605
IFGL Refractories Ltd.	4,658	33,900
JK Cement Ltd.	173,752	8,061,529
NCL Industries Ltd.	21,490	51,640
Qatar National Cement Co. QSC	18,192	17,562
Shree Digvijay Cement Co. Ltd.	100,212	124,515
Siam City Cement PCL NVDR	8,100	29,133
Ultratech Cement Ltd.	82,082	9,751,845
		28,792,194
Containers & Packaging - 0.0%
Huhtamaki India Ltd.	6,945	25,796
Klabin SA unit	548,154	2,121,253
Time Technoplast Ltd.	50,359	166,235
		2,313,284
Metals & Mining - 2.2%
African Rainbow Minerals Ltd.	745,244	8,959,590
AngloGold Ashanti PLC (b)	388,962	9,408,991
Ann Joo Resources Bhd (a)	500	115
Antofagasta PLC	770,417	21,853,431
Barrick Gold Corp.	1,433,339	24,495,764
China Hongqiao Group Ltd.	1,073,000	1,776,494
China Zhongwang Holdings Ltd. (a)(d)	350,800	0
CSN Mineracao SA	494,621	465,335
Endeavour Mining PLC	47,662	1,034,754
First Quantum Minerals Ltd.	111,606	1,433,817
Gerdau SA sponsored ADR ADR	5,246,619	18,153,302
Godawari Power & Ispat Ltd.	8,450	97,916
Gold Fields Ltd.	362,714	5,708,735
Gold Fields Ltd. sponsored ADR	118,900	1,872,675
Grupo Mexico SA de CV Series B	4,128,610	25,521,387
Harmony Gold Mining Co. Ltd. sponsored ADR	105,188	957,211
Hindalco Industries Ltd.	357,675	2,954,286
Impala Platinum Holdings Ltd.	4,529,913	23,335,185
Indian Metals & Ferro Alloys Ltd.	6,075	50,276
Ivanhoe Mines Ltd. (a)(b)	103,290	1,491,432
Jastrzebska Spolka Weglowa SA (a)	61,748	447,296
Jiangxi Copper Co. Ltd. (H Shares)	792,000	1,713,311
Jindal Saw Ltd.	126,837	817,318
Jindal Steel & Power Ltd.	194,000	2,389,915
Kumba Iron Ore Ltd. (b)	75,045	1,958,561
Maharashtra Seamless Ltd.	39,833	312,710
Metalurgica Gerdau SA (PN)	939,300	1,915,844
Northam Platinum Holdings Ltd.	363,410	2,509,531
Novolipetsk Steel OJSC (a)(d)	355,140	3,508
Novolipetsk Steel OJSC GDR (Reg. S) (a)(d)	56,576	113,152
Polyus PJSC (a)(d)	2,468	5,972
Poongsan Corp.	1,786	36,954
Prakash Industries Ltd. (a)	177,356	341,178
Southern Copper Corp.	3,028	359,212
Tata Steel Ltd.	2,116,249	4,239,623
Teck Resources Ltd. Class B	26,602	1,384,634
Ternium SA sponsored ADR	90,835	3,922,255
Vale SA sponsored ADR	1,964,956	23,677,720
Zamil Industrial Investment Co. (a)	60,484	351,226
Zhaojin Mining Industry Co. Ltd. (H Shares)	243,500	429,986
Zijin Mining Group Co. Ltd. (H Shares)	9,674,058	20,546,877
		217,047,479
Paper & Forest Products - 0.0%
Arctic Paper SA	5,894	34,262
Asia Paper Manufacturing Co. Ltd.	6,845	40,201
Evergreen Fibreboard Bhd (a)	265,100	17,741
Hansol Paper Co. Ltd.	6,539	52,163
Kuantam Papers Ltd.	22,688	41,375
Sappi Ltd.	123,207	351,158
Satia Industries Ltd.	16,104	21,572
Seshasayee Paper & Boards Ltd.	7,875	30,199
Suzano SA	222,800	2,066,381
West Coast Paper Mills Ltd.	36,114	257,637
		2,912,689
TOTAL MATERIALS		295,194,724
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Fibra Uno Administracion SA de CV	723,300	1,032,524
Real Estate Management & Development - 0.6%
Aldar Properties PJSC	227,616	340,831
Arabian Centres Co. Ltd.	332,135	1,822,417
Ayala Land, Inc.	25,460,415	11,407,970
China World Trade Center Co. Ltd. (A Shares) (a)	354,800	1,196,426
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR (b)	256,832	8,948,027
Dar Al Arkan Real Estate Development Co. (a)	92,950	295,898
Deyaar Development PJSC	363,388	69,352
Emaar Development PJSC	3,669,177	7,412,176
Emaar Properties PJSC	6,674,837	13,920,108
Greentown China Holdings Ltd.	602,000	589,887
KE Holdings, Inc. ADR	667,737	11,331,497
Mah Sing Group Bhd	644,600	205,417
Matrix Concepts Holdings Bhd	85,100	32,543
Megaworld Corp.	2,065,000	63,446
NESCO Ltd.	11,247	114,775
RAK Properties PJSC	804,795	249,783
SP Setia Bhd	1,482,000	456,533
Wharf Real Estate Investment Co. Ltd.	622,000	1,809,780
		60,266,866
TOTAL REAL ESTATE		61,299,390
UTILITIES - 0.7%
Electric Utilities - 0.2%
Centrais Eletricas Brasileiras SA (Electrobras)	410,456	2,719,489
CESC Ltd. GDR	333,886	588,285
Energisa SA unit	352,305	3,066,876
Equatorial Energia SA	788,936	4,391,742
Neoenergia SA	195,400	703,319
Power Grid Corp. of India Ltd.	2,769,346	10,286,394
Saudi Electricity Co.	889,534	3,965,395
		25,721,500
Gas Utilities - 0.2%
Daesung Holdings Co. Ltd.	3,363	21,342
ENN Energy Holdings Ltd.	296,900	2,742,770
GAIL India Ltd.	3,735,934	9,145,170
Indraprastha Gas Ltd.	200,649	1,062,513
Korea Gas Corp.	32,569	704,667
Kunlun Energy Co. Ltd.	866,000	903,191
Mahanagar Gas Ltd.	54,966	854,856
PT Perusahaan Gas Negara Tbk Series B	18,596,200	1,808,123
		17,242,632
Independent Power and Renewable Electricity Producers - 0.2%
Gujarat Industries Power Co. Ltd.	75,470	162,091
NHPC Ltd.	4,506,930	5,791,650
NTPC Ltd.	3,622,442	15,581,889
		21,535,630
Multi-Utilities - 0.1%
YTL Corp. Bhd	3,991,400	3,044,216
YTL Power International Bhd	3,086,800	3,219,925
		6,264,141
Water Utilities - 0.0%
Companhia de Saneamento de Minas Gerais - COPASA	262,100	1,005,792
VA Tech Wabag Ltd. (a)	32,270	378,941
		1,384,733
TOTAL UTILITIES		72,148,636
TOTAL COMMON STOCKS (Cost $4,437,356,270)		5,646,186,919

Nonconvertible Preferred Stocks - 0.7%
	Shares	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	1,597,700	11,802,697
FINANCIALS - 0.2%
Banks - 0.2%
Banco ABC Brasil SA Series A	8,369	34,411
Banco do Estado Rio Grande do Sul SA Class B	11,000	22,813
Itau Unibanco Holding SA sponsored ADR (b)	2,353,311	14,096,333
Itausa SA	5,447,886	10,095,018
Sberbank of Russia (a)(d)	145,250	926
Sberbank of Russia (Russia) (a)(d)	128,031	816
		24,250,317
INDUSTRIALS - 0.0%
Machinery - 0.0%
Marcopolo SA (PN)	980,520	1,217,504
INFORMATION TECHNOLOGY - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co. Ltd.	495,348	21,640,321
MATERIALS - 0.1%
Chemicals - 0.0%
Unipar Carbocloro SA	6,807	64,830
Metals & Mining - 0.1%
Bradespar SA (PN)	693,800	2,536,891
Gerdau SA	1,883,210	6,495,064
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	150,300	216,681
		9,248,636
Paper & Forest Products - 0.0%
Eucatex Sa Industria e Comercio (a)	9,400	24,472
TOTAL MATERIALS		9,337,938
UTILITIES - 0.1%
Electric Utilities - 0.1%
Companhia Energetica de Minas Gerais (CEMIG) (PN)	2,981,104	5,648,933
Water Utilities - 0.0%
Cia de Saneamento do Parana	626,676	667,146
TOTAL UTILITIES		6,316,079
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $61,838,565)		74,564,856

Equity Funds - 40.8%
	Shares	Value ($)
Diversified Emerging Markets Funds - 40.8%
abrdn Emerging Markets Fund Institutional Service Class	11,297,706	150,146,511
Artisan Developing World Fund Investor Shares (a)	4,589,539	86,283,340
Brandes Emerging Markets Value Fund Class A	12,734,963	109,648,029
Fidelity Advisor Emerging Markets Fund Class Z (e)	19,692,812	746,554,492
Fidelity SAI Emerging Markets Index Fund (e)	35,612,307	478,985,533
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	57,804,923	637,010,251
Fidelity SAI Emerging Markets Value Index Fund (e)	93,210,324	1,224,783,641
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	14,691,409	329,969,050
Invesco Developing Markets Fund Class R6	4,766,352	188,080,256
iShares China Large-Cap ETF (b)	575,894	15,336,057
iShares ESG Aware MSCI EM ETF (b)	209,609	6,862,599
iShares MSCI China ETF (b)	2,137,525	93,666,346
iShares MSCI South Korea Index ETF (b)	511,975	31,834,606
Lazard Emerging Markets Equity Portfolio Open Shares	842,137	15,781,655
Xtrackers Harvest CSI 300 China ETF A Shares	532,793	12,984,165

TOTAL EQUITY FUNDS (Cost $3,787,939,214)		4,127,926,531

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (e) (Cost $1,054)	13	1,222

U.S. Treasury Obligations - 0.1%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.26% to 5.33% 6/13/24 to 8/15/24 (g) (Cost $8,391,043)	8,430,000	8,393,275

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	90,381,860	90,399,936
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	151,189,042	151,204,161
State Street Institutional U.S. Government Money Market Fund Premier Class 5.26% (j)	149,488,351	149,488,351
TOTAL MONEY MARKET FUNDS (Cost $391,092,448)		391,092,448

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $8,686,618,594)	10,248,165,251
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(137,973,288)
NET ASSETS - 100.0%	10,110,191,963

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	2,542	Jun 2024	134,281,150	838,269	838,269

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $198,418,771 or 2.0% of net assets.

(d)	Level 3 security
(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,885,990.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	99,422,186	242,479,329	251,501,350	1,271,194	(229)	-	90,399,936	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	141,990,191	238,196,802	228,982,832	261,256	-	-	151,204,161	0.6%
Total	241,412,377	480,676,131	480,484,182	1,532,450	(229)	-	241,604,097

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Emerging Markets Fund Class Z	670,097,368	51,000,001	-	-	-	25,457,123	746,554,492
Fidelity SAI Emerging Markets Index Fund	460,823,257	-	-	-	-	18,162,276	478,985,533
Fidelity SAI Emerging Markets Low Volatility Index Fund	782,149,971	-	140,000,000	-	91,350	(5,231,070)	637,010,251
Fidelity SAI Emerging Markets Value Index Fund	1,086,277,967	63,004,032	-	-	-	75,501,642	1,224,783,641
Fidelity SAI Inflation-Focused Fund	1,157	-	-	-	-	65	1,222
	2,999,349,720	114,004,033	140,000,000	-	91,350	113,890,036	3,087,335,139

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.